LEASES - Future Minimum Noncancellable Lease Payments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Remaining of 2023	$ 130,176
2024	118,057
2025	0
2026	0
2027	0
Thereafter	0
Total operating lease payments (undiscounted)	248,233
Less: Imputed interest	(3,808)
Lease liability as of June 30, 2023	$ 244,425	$ 77,395